18. Deferred taxes and contributions (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Taxes And Contributions Details 3
Deferred tax assets, net, beginning	R$ 186,345	R$ 128,242	R$ 209,478
Net change in the year - corresponding entry to the income statement	(101,517)	(60,667)	(50,024)
Net change in the year - corresponding entry to valuation adjustments to equity (Note 20 (b))	(121,582)	118,770	(31,212)
Total net change	(223,099)	58,103	(81,236)
Deferred tax assets, net, ending	R$ (36,754)	R$ 186,345	R$ 128,242